Risks and Concentration (Tables)	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Summary of Customers with Greater than 10% of Accounts Receivables And Amounts Due From Related Parties
The following table summarized customers with greater than 10% of the accounts receivables and amounts due from related parties:

	As of
	December 31, 2018	June 30, 2019
Customer A — advertising platform	14%	11%
Customer B — advertising platform	*	*
Customer C — advertising platform	29%	36%
Customer D — advertising customer	14%	*
Customer E — advertising platform	10%	*
Customer F — advertising platform	—	10%
Customer G — advertising and marketing customer (related parties)	—	20%

*	Less than 10%